Offerings	Dec. 18, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Fee Rate	0.01381%
Offering Note	Note 1.a The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. Note 1.b Each share of common stock registered hereunder includes an associated right (the "Rights") as set forth in the Amended and Rights Agreement, dated as of April 11, 2023, between the registrant and Computershare Trust Company, N.A., as rights agent (the "Rights Agreement"). Rights are attached to the shares of common stock, will not be offered separately, and are not exercisable until the occurrence of certain events specified in the Rights Agreement. The value attributable to the Rights, if any, is reflected in the value of the common stock. Note 1.c An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value
Fee Rate	0.01381%
Offering Note	See Notes 1.a and 1.c
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior and Subordinated Debt Securities
Fee Rate	0.01381%
Offering Note	See Notes 1.a and 1.c An indeterminable amount of these securities may be senior or subordinated.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Convertible Debt Securities
Fee Rate	0.01381%
Offering Note	See Notes 1.a and 1.c An indeterminable amount of these securities may be senior or subordinated.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Notes 1.a and 1.c
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Notes 1.a and 1.c Consisting of some or all of the classes of securities listed above, in any combination, including shares of common stock, shares of preferred stock, debt securities, convertible debt securities and warrants.